FAIR VALUE OF ASSETS AND LIABILITIES - Assets measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Other financial assets	$ 38,319	$ 42,171
Derivative financial instruments	6,252,270	4,961,237
Investment property	4,709,911	3,994,058	$ 3,132,220
Investments in associates	1,670,782	1,532,156
Fair value through profit or loss
Assets
Debt instruments	12,096,407	11,039,266
Fair value through other comprehensive income
Assets
Debt instruments	6,148,177	7,977,675
Recurring Fair Value
Assets
Debt instruments	18,244,584	19,016,941
Equity securities	543,210	544,668
Other financial assets	38,319	42,171
Derivative financial instruments	6,252,270	4,961,237
Investment property	4,709,911	3,994,058
Investments in associates	1,670,782	1,532,156
Total	31,459,076	30,091,231
Recurring Fair Value | Forwards
Assets
Derivative financial instruments	4,384,921	1,579,471
Recurring Fair Value | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	4,381,906	1,573,952
Recurring Fair Value | Forwards | Equity contracts
Assets
Derivative financial instruments	3,015	5,519
Recurring Fair Value | Swaps
Assets
Derivative financial instruments	1,656,761	3,260,459
Recurring Fair Value | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	1,304,337	2,394,832
Recurring Fair Value | Swaps | Interest rate contracts
Assets
Derivative financial instruments	352,424	865,627
Recurring Fair Value | Options
Assets
Derivative financial instruments	210,588	121,307
Recurring Fair Value | Options | Foreign exchange contracts
Assets
Derivative financial instruments	210,588	121,307
Recurring Fair Value | Land
Assets
Investment property	325,394	123,352
Recurring Fair Value | Buildings
Assets
Investment property	4,384,517	3,870,706
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	12,096,407	11,039,266
Recurring Fair Value | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	4,725,605	4,260,230
Recurring Fair Value | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	84,990	79,035
Recurring Fair Value | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	774,178	610,618
Recurring Fair Value | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	6,274,400	5,967,856
Recurring Fair Value | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	237,234	121,527
Recurring Fair Value | Fair value through other comprehensive income
Assets
Debt instruments	6,148,177	7,977,675
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,725,722	2,590,622
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	373,306	569,357
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	2,437,996	4,694,369
Recurring Fair Value | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	611,153	123,327
Recurring Fair Value | Level 1
Assets
Debt instruments	10,175,252	11,715,308
Equity securities	89,128	30,884
Derivative financial instruments	130,798	266,708
Total	10,395,178	12,012,900
Recurring Fair Value | Level 1 | Swaps
Assets
Derivative financial instruments	130,792	266,708
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	130,792	266,708
Recurring Fair Value | Level 1 | Options
Assets
Derivative financial instruments	6
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	6
Recurring Fair Value | Level 1 | Fair value through profit or loss
Assets
Debt instruments	8,151,108	7,205,165
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	4,363,135	3,960,211
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments		13,075
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	41,003	77,944
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	3,621,960	3,136,636
Recurring Fair Value | Level 1 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	125,010	17,299
Recurring Fair Value | Level 1 | Fair value through other comprehensive income
Assets
Debt instruments	2,024,144	4,510,143
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	61,427
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	224,049	465,025
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	1,675,193	4,045,118
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	63,475
Recurring Fair Value | Level 2
Assets
Debt instruments	5,312,024	7,220,244
Equity securities	69,400	51,531
Derivative financial instruments	4,718,315	3,501,918
Total	10,099,739	10,773,693
Recurring Fair Value | Level 2 | Forwards
Assets
Derivative financial instruments	3,308,410	987,626
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	3,308,258	982,212
Recurring Fair Value | Level 2 | Forwards | Equity contracts
Assets
Derivative financial instruments	152	5,414
Recurring Fair Value | Level 2 | Swaps
Assets
Derivative financial instruments	1,272,926	2,510,052
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	1,066,915	1,940,303
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	206,011	569,749
Recurring Fair Value | Level 2 | Options
Assets
Derivative financial instruments	136,979	4,240
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	136,979	4,240
Recurring Fair Value | Level 2 | Fair value through profit or loss
Assets
Debt instruments	3,852,286	3,752,712
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	362,470	300,019
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	84,990	65,960
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	654,446	451,285
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	2,652,440	2,831,220
Recurring Fair Value | Level 2 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	97,940	104,228
Recurring Fair Value | Level 2 | Fair value through other comprehensive income
Assets
Debt instruments	1,459,738	3,467,532
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments		2,590,622
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	149,257	104,332
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	762,803	649,251
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	547,678	123,327
Recurring Fair Value | Level 3
Assets
Debt instruments	2,757,308	81,389
Equity securities	384,682	462,253
Other financial assets	38,319	42,171
Derivative financial instruments	1,403,157	1,192,611
Investment property	4,709,911	3,994,058
Investments in associates	1,670,782	1,532,156
Total	10,964,159	7,304,638
Recurring Fair Value | Level 3 | Forwards
Assets
Derivative financial instruments	1,076,511	591,845
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	1,073,648	591,740
Recurring Fair Value | Level 3 | Forwards | Equity contracts
Assets
Derivative financial instruments	2,863	105
Recurring Fair Value | Level 3 | Swaps
Assets
Derivative financial instruments	253,043	483,699
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	237,422	454,529
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	15,621	29,170
Recurring Fair Value | Level 3 | Options
Assets
Derivative financial instruments	73,603	117,067
Recurring Fair Value | Level 3 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	73,603	117,067
Recurring Fair Value | Level 3 | Land
Assets
Investment property	325,394	123,352
Recurring Fair Value | Level 3 | Buildings
Assets
Investment property	4,384,517	3,870,706
Recurring Fair Value | Level 3 | Fair value through profit or loss
Assets
Debt instruments	93,013	81,389
Recurring Fair Value | Level 3 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	78,729	$ 81,389
Recurring Fair Value | Level 3 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	14,284
Recurring Fair Value | Level 3 | Fair value through other comprehensive income
Assets
Debt instruments	2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	$ 2,664,295